UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05069
EquiTrust Variable Insurance Series Fund
(Exact name of registrant as specified in charter)
5400 University Avenue, West Des Moines IA		50266-5997
(Address of principal executive offices)		(Zip code)
Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)

Registrant's telephone number, including area code:		515/225-5400

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30, 2004

Item  1.                           Schedules of Investments.

EQUITRUST VARIABLE INSURANCE SERIES FUND

VALUE GROWTH PORTFOLIO

September 30, 2004

(Unaudited)

	Shares Held		Value
COMMON STOCKS (87.59%)
BUSINESS SERVICES (5.10%)
Affiliated Computer Services, Inc.-Class A	5,800	(1)	$322,886
Computer Associates International, Inc.	12,055		317,046
Compuware Corp.	16,050	(1)	82,657
Fair Isaac & Company, Inc.	4,719		137,795
First Data Corp.	3,520		153,120
Microsoft Corp.	14,800		409,220
Oracle Corp.	12,300	(1)	138,744
SunGard Data Systems, Inc.	6,200	(1)	147,374
Symantec Corp.	13,600	(1)	746,368
Veritas Software Corp.	16,800	(1)	299,040
			2,754,250
CHEMICALS AND ALLIED PRODUCTS (10.93%)
Abbott Laboratories	8,000		338,880
Bristol-Myers Squibb Co.	12,540		296,822
E.I. du Pont de Nemours & Co.	12,555		537,354
GlaxoSmithKline plc	5,500		240,515
Hospira, Inc.	800	(1)	24,480
IVAX Corp.	17,000	(1)	325,550
Johnson & Johnson	9,525		536,543
KV Pharmaceutical Co.-Class A	12,700	(1)	227,330
Merck & Co., Inc.	9,764		322,212
Mylan Laboratories, Inc.	40,025		720,450
Olin Corp.	6,400		128,000
Pfizer, Inc.	36,036		1,102,702
Schering-Plough Corp.	23,200		442,192
SurModics, Inc.	11,992	(1)	284,810
Taro Pharmaceutical Industries, Ltd.	6,600	(1)	154,308
Wyeth	5,835		218,229
			5,900,377
COMMUNICATIONS (3.02%)
ADC Telecommunications, Inc.	67,700	(1)	122,537
Centurytel, Inc.	19,300		660,832
Comcast Corp.-Class A	3,235	(1)	91,356
Ectel, Ltd.	113	(1)	248
Fox Entertainment Group	9,825	(1)	272,546
Nextel Communications, Inc.	20,200	(1)	481,568
			1,629,087
DEPOSITORY INSTITUTIONS (9.16%)
AmSouth Bancorporation	17,100		417,240
Associated Banc-Corp.	12,940		414,986
Astoria Financial Corp.	7,700		273,273
Bank of America Corp.	20,834		902,737
Citigroup, Inc.	13,055		575,987
National City Corp.	6,830		263,775
New York Community Bancorp, Inc.	23,156		475,624
U. S. Bancorp	31,870		921,043
Wachovia Corp.	7,650		359,167
Wilmington Trust Corp.	9,500		343,995
			4,947,827

	Shares Held		Value
EATING & DRINKING PLACES (0.52%)
Wendy’s International, Inc.	8,400		282,240

ELECTRIC, GAS AND SANITARY SERVICES (3.42%)
Alliant Energy Corp.	8,660		215,461
Atmos Energy Corp.	17,012		428,532
Black Hills Corp.	7,520		208,906
Nisource, Inc.	16,000		336,160
Pepco Holdings, Inc.	16,200		322,380
Xcel Energy, Inc.	19,405		336,095
			1,847,534
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (1.46%)
Acuity Brands, Inc.	11,417		271,382
ECI Telecom, Ltd.	10,000	(1)	69,900
Electronic Data Systems Corp.	5,745		111,396
Intel Corp.	16,800		337,008
			789,686
FABRICATED METAL PRODUCTS (1.11%)
Cooper Industries, Ltd.	4,738		279,542
Shaw Group, Inc. (The)	10,400	(1)	124,800
Stanley Works (The)	4,600		195,638
			599,980
FOOD AND KINDRED PRODUCTS (5.51%)
Coca-Cola Co.	6,680		267,534
ConAgra Foods, Inc.	37,110		954,098
Sara Lee Corp.	23,400		534,924
Sensient Technologies Corp.	56,375		1,219,955
			2,976,511
FOOD STORES (2.48%)
7-Eleven, Inc.	26,530	(1)	530,069
Kroger Co.	19,526	(1)	303,044
Safeway, Inc.	26,230	(1)	506,501
			1,339,614
GENERAL MERCHANDISE STORES (1.44%)
Federated Department Stores, Inc.	6,008		272,943
Fred’s, Inc.	14,700		264,012
Target Corp.	5,300		239,825
			776,780
HEALTH SERVICES (3.14%)
Laboratory Corp. of America Holdings	10,660	(1)	466,055
Lifepoint Hospitals, Inc.	6,227	(1)	186,872
Province Healthcare Co.	17,950	(1)	375,514
Select Medical Corp.	19,200		257,856
Universal Health Services, Inc.-Class B	9,420		409,770
			1,696,067
HOLDING AND OTHER INVESTMENT OFFICES (2.44%)
Highwoods Properties, Inc.	17,500		430,675
MBIA, Inc.	11,400		663,594
Reckson Assoc. Realty Corp.-Class A	7,815		224,681
			1,318,950
INDUSTRIAL MACHINERY AND EQUIPMENT (2.37%)
Cisco Systems, Inc.	6,500	(1)	117,650
EMC Corp.	22,500	(1)	259,650
Hewlett-Packard Co.	6,000		112,500
Ingersoll-Rand Co., Ltd.-Class A	9,950		676,302
Solectron Corp.	22,500	(1)	111,375
			1,277,477

	Shares Held		Value
INSTRUMENTS AND RELATED PRODUCTS (4.82%)
Agilent Technologies, Inc.	7,000	(1)	150,990
Becton Dickinson & Co.	13,226		683,784
Fisher Scientific International, Inc.	8,176	(1)	476,906
JDS Uniphase Corp.	16,400	(1)	55,268
Medtronic Inc.	2,800		145,320
Pall Corp.	25,980		635,990
Perkinelmer, Inc.	11,900		204,918
Steris Corp.	11,448	(1)	251,169
			2,604,345
INSURANCE CARRIERS (4.46%)
Allstate Corp.	15,200		729,448
American International Group, Inc.	7,450		506,526
Anthem, Inc.	2,331	(1)	203,380
Protective Life Corp.	9,300		365,583
Safeco Corp.	8,800		401,720
WellPoint Health Networks, Inc.	1,935	(1)	203,349
			2,410,006
METAL MINING (1.58%)
Barrick Gold Corp.	20,000		420,800
Placer Dome, Inc.	21,600		429,408
			850,208
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.71%)
Emerson Electric Co.	2,300		142,347
Hasbro, Inc.	12,900		242,520
			384,867
MOTION PICTURES (0.29%)
Time Warner, Inc.	9,600	(1)	154,944

NONDEPOSITORY INSTITUTIONS (0.59%)
Federal Home Loan Mortgage Corp.	4,900		319,676

OIL AND GAS EXTRACTION (4.77%)
Burlington Resources, Inc.	20,000		816,000
EOG Resources, Inc.	5,800		381,930
Occidental Petroleum Co.	8,600		480,998
Rowan Companies, Inc.	16,900	(1)	446,160
Whiting Petroleum Corp.	14,900	(1)	452,960
			2,578,048
PAPER AND ALLIED PRODUCTS (1.62%)
Abitibi Consolidated, Inc.	92,600		584,306
Sonoco Products Co.	10,900		288,196
			872,502
PETROLEUM AND COAL PRODUCTS (5.72%)
BP PLC	6,000		345,180
ChevronTexaco Corp.	14,100		756,324
ConocoPhillips	16,833		1,394,614
Marathon Oil Corp.	14,400		594,432
			3,090,550
PRIMARY METAL INDUSTRIES (0.59%)
Northwest Pipe Co.	18,255	(1)	316,724

PRINTING AND PUBLISHING (1.88%)
Belo Corp.-Series A	26,400		595,056
Cenveo, Inc.	36,450	(1)	127,575
R.R. Donnelley & Sons Co.	9,400		294,408
			1,017,039

	Shares Held		Value
RAILROAD TRANSPORTATION (0.23%)
Union Pacific Corp.	2,155		126,283

SECURITY & COMMODITY BROKER (0.03%)
Piper Jaffray Co.	347	(1)	13,738

TOBACCO PRODUCTS (1.23%)
Altria Group, Inc.	14,100		663,264

TRANSPORTATION - BY AIR (0.27%)
Petroleum Helicopters, Inc. (Non-Voting)	6,703	(1)	146,293

TRANSPORTATION EQUIPMENT (4.00%)
Federal Signal Corp.	13,300		247,114
Genuine Parts Co.	7,800		299,364
Honeywell International, Inc.	23,500		842,710
ITT Industries, Inc.	4,185		334,758
SPX Corp.	12,293		435,172
			2,159,118
WHOLESALE TRADE - NONDURABLE GOODS (0.94%)
Dean Foods Co.	16,986	(1)	509,920

MISCELLANEOUS EQUITIES (1.76%)
H & Q Life Sciences Investors	23,840		386,206
NASDAQ-100 Trust	16,100		565,432
			951,638
Total Common Stocks (Cost $42,857,458)			47,305,543

SHORT-TERM INVESTMENTS (12.26%)
MONEY MARKET MUTUAL FUND (0.28%)
Blackrock Provident Institutional Funds, T-Fund Portfolio (Cost $149,093)	149,093		149,093

	Principal Amount
COMMERCIAL PAPER (2.68%)
NONDEPOSITORY INSTITUTIONS
ChevronTexaco Corp., 1.68%, due 10/14/04	$750,000	750,000
General Electric Capital Corp., 1.75%, due 10/21/04	700,000	700,000
Total Commercial Paper (Cost $1,450,000)		1,450,000

UNITED STATES GOVERNMENT AGENCIES (9.30%)
Federal Home Loan Bank, due 10/01/04	500,000	500,000
Federal Home Loan Bank, due 10/08/04	1,000,000	999,698
Federal Home Loan Bank, due 10/27/04	1,700,000	1,697,900
Federal National Mortgage Assoc., due 10/06/04	1,025,000	1,024,778
Federal National Mortgage Assoc., due 10/18/04	800,000	799,376
Total United States Government Agencies (Cost $5,021,752)		5,021,752
Total Short-Term Investments (Cost $6,620,845)		6,620,845
Total Investments (Cost $49,478,303) (99.85%)		53,926,388

OTHER ASSETS LESS LIABILITIES (0.15%)
Cash, receivables, prepaid expense and other assets, less liabilities		78,854
Total Net Assets (100.00%)		$54,005,242

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$9,466,384
Unrealized Depreciation	(5,074,272)
Net Unrealized Appreciation (Depreciation)	4,392,112

Cost for federal income tax purposes	$49,534,276

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

HIGH GRADE BOND PORTFOLIO

September 30, 2004

(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (2.26%)
DEPOSITORY INSTITUTIONS (1.56%)
Chase Capital V, 7.03%, due 03/31/28	18,000	$451,980

HOLDING AND OTHER INVESTMENT OFFICES (0.70%)
New Plan Excel Realty Trust-Series D, 7.80%	4,000	204,625
Total Preferred Stocks (Cost $561,620)		656,605

	Principal Amount
CORPORATE BONDS (30.26%)
DEPOSITORY INSTITUTIONS (2.69%)
Washington Mutual Bank, 5.65%, due 08/15/14	$750,000		781,238

ELECTRIC, GAS AND SANITARY SERVICES (6.79%)
Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19	700,000	(1)	826,147
Oglethorpe Power (OPC Scherer), 6.974%, due 06/30/11	264,786		283,819
PacifiCorp, 6.90%, due 11/15/11	750,000		860,873
			1,970,839
FOOD STORES (2.35%)
Ahold Finance USA, Inc., 8.25%, due 07/15/10	600,000		681,000

HOLDING AND OTHER INVESTMENT OFFICES (2.93%)
Meditrust, 7.60%, due 09/13/05	150,000		155,625
Security Capital Pacific, 7.20%, due 03/01/13	275,000		312,719
Washington REIT, 6.898%, due 02/15/18	350,000		381,367
			849,711
INSURANCE CARRIERS (3.10%)
SunAmerica, 8.125%, due 04/28/23	700,000		898,520

SECURITY & COMMODITY BROKERS (4.33%)
Morgan Stanley, 5.125%, due 02/11/19	1,300,000		1,256,372

TOBACCO PRODUCTS (2.91%)
UST, Inc., 7.25%, due 06/01/09	750,000		843,653

TRANSPORTATION - BY AIR (4.57%)
Continental Airlines, Inc., 6.545%, due 08/02/20	421,594		406,859
Federal Express, 7.5%, due 01/15/18	202,958		236,905
Northwest Airlines, 7.575%, due 03/01/19	683,153		681,479
			1,325,243
TRANSPORTATION EQUIPMENT (0.59%)
Ford Motor Co., 9.215%, due 09/15/21	150,000		170,901
Total Corporate Bonds (Cost $8,185,029)			8,777,477

MORTGAGE-BACKED SECURITIES (44.46%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.01%)
Pool # 50276, 9.50%, due 02/01/20	1,835		2,078

	Principal Amount		Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (44.45%)
Pool # 1512, 7.50%, due 12/20/23	40,586		43,762
Pool # 2631, 7.00%, due 08/01/28	62,545		66,657
Pool # 2658, 6.50%, due 10/01/28	100,489		106,186
Pool # 2701, 6.50%, due 01/20/29	119,846		126,565
Pool # 2796, 7.00%, due 08/01/29	107,159		114,148
Pool # 3039, 6.50%, due 02/01/31	44,853		47,308
Pool # 3040, 7.00%, due 02/01/31	84,918		90,413
Pool # 3188, 6.50%, due 02/20/32	275,418		290,448
Pool # 3239, 6.50%, due 05/01/32	244,290		257,622
Pool # 3261, 6.50%, due 07/20/32	479,671		505,848
Pool # 3320, 5.50%, due 12/01/32	1,462,584		1,489,756
Pool # 3333, 5.50%, due 01/01/33	1,202,068		1,223,557
Pool # 3375, 5.50%, due 04/01/33	190,238		193,639
Pool # 3390, 5.50%, due 05/01/33	854,194		869,464
Pool # 3403, 5.50%, due 06/01/33	1,456,169		1,482,199
Pool # 3458, 5.00%, due 10/01/33	918,814		914,813
Pool # 3499, 5.00%, due 01/01/34	1,426,891	(3)	1,419,092
Pool # 3556, 5.50%, due 05/01/34	1,570,077	(3)	1,597,308
Pool # 22630, 6.50%, due 08/01/28	56,205		59,390
Pool # 276337, 10.00%, due 08/15/19	9,674		10,932
Pool # 930104, 5.00%, due 10/01/34	2,000,000	(2)	1,984,375
			12,893,482
Total Mortgage-Backed Securities (Cost $12,664,690)			12,895,560

UNITED STATES GOVERNMENT AGENCIES (3.38%)
Federal Home Loan Mortgage Corp., 4.65%, due 10/10/13 (Cost $975,524)	1,000,000		978,930

UNITED STATES TREASURY OBLIGATION (6.90%)
U.S. Treasury Note, 2.5%, due 05/31/06 (Cost $1,994,765)	2,000,000		2,000,940

SHORT-TERM INVESTMENTS (18.94%)
COMMERCIAL PAPER (4.14%)
NONDEPOSITORY INSTITUTIONS (4.14%)
General Electric Capital Corp., 1.76%, due 10/26/04	1,200,000		1,200,000
Total Commercial Paper (Cost $1,200,000)			1,200,000

UNITED STATES GOVERNMENT AGENCIES (12.66%)
Federal Home Loan Bank, due 10/13/04	800,000		799,557
Federal Home Loan Bank, due 10/22/04	700,000		699,306
Federal Home Loan Mortgage Corp., due 10/05/04	1,100,000		1,099,799
Federal Home Loan Mortgage Corp., due 10/26/04	400,000		399,528
Federal National Mortgage Assoc., due 10/08/04	675,000		674,796
Total United States Government Agencies (Cost $3,672,986)			3,672,986

	Shares Held
MONEY MARKET MUTUAL FUND (2.14%)
Blackrock Provident Institutional Funds, T-Fund Portfolio (Cost $619,272)	619,272	619,272
Total Short-Term Investments (Cost $5,492,258)		5,492,258
Total Investments (Cost $29,873,886) (106.20%)		30,801,770

OTHER ASSETS LESS LIABILITIES (-6.20%)
Cash, receivables, prepaid expense and other assets, less liabilities		(1,797,088)
Total Net Assets (100.00%)		$29,004,682

(1) Each unit was purchased at 104.481 on 04/20/01. As of 9/30/04, the carrying value of each unit was 118.021 and represented 2.85% of total net assets.

(2) Firm commitment to purchase on 10/21/2004.

(3) Trade restricted and held in a segregated account to cover firm commitment.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$952,075
Unrealized Depreciation	(24,191)
Net Unrealized Appreciation (Depreciation)	927,884

Cost for federal income tax purposes	$29,873,886

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

STRATEGIC YIELD PORTFOLIO

September 30, 2004

(Unaudited)

	Shares Held	Value
PREFERRED STOCKS (4.40%)
HOLDING AND OTHER INVESTMENT OFFICES (1.22%)
New Plan Excel Realty Trust-Series D, 7.80%	7,000	$358,094

METAL MINING (3.18%)
Cameco Corp., 8.75%, due 09/30/47	36,000	931,320
Total Preferred Stocks (Cost $1,213,640)		1,289,414

	Principal Amount
CORPORATE BONDS (76.50%)
CHEMICALS AND ALLIED PRODUCTS (6.17%)
Lyondell Chemical Co., 9.625%, due 05/01/07	$900,000		981,000
Nova Chemicals, Ltd., 7.875%, due 09/15/25	800,000		827,600
			1,808,600
COMMUNICATIONS (1.82%)
Telephone & Data Systems, Inc., 7.00%, due 08/01/06	500,000		531,990

ELECTRIC, GAS AND SANITARY SERVICES (12.05%)
Alliant Energy Resources, Inc., 9.75%, due 01/15/13	1,000,000		1,295,060
ESI Tractebel, 7.99%, due 12/30/11	306,000		317,475
Indianapolis Power & Light Co, 7.05%, due 02/01/24	750,000		764,715
Semco Energy, Inc., 7.125%, due 05/15/08	900,000		947,250
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	194,489		207,148
			3,531,648
GENERAL MERCHANDISE STORES (5.22%)
DR Structured Finance, 8.35%, due 02/15/04	201,711	(1)	30,257
Woolworth (FW) Corp., 8.50%, due 01/15/22	1,400,000		1,498,000
			1,528,257
HOLDING AND OTHER INVESTMENT OFFICES (19.00%)
Bradley Operating, L.P., 7.20%, due 01/15/08	450,000		481,945
Federal Realty Investment Trust, 7.48%, due 08/15/26	600,000		642,377
First Industrial LP, 7.60%, due 07/15/28	700,000		791,903
HRPT Properties, 6.25%, due 08/15/16	375,000		387,139
iStar Financial Inc., 7.00%, due 03/15/08	300,000		321,435
Price Development Company, 7.29%, due 03/11/08	450,000		461,565
Spieker Properties LP, 7.35%, due 12/01/17	1,200,000		1,376,844
Trinet Corp. Realty, 7.70%, due 07/15/17	1,000,000		1,105,070
			5,568,278
INSURANCE CARRIERS (6.00%)
Markel Capital Trust, 8.71%, due 01/01/46	1,000,000		1,084,780
PXRE Capital Trust, 8.85%, due 02/01/27	670,000		673,350
			1,758,130
MOTION PICTURES (3.25%)
Time Warner Inc, 8.375%, due 03/15/23	800,000		953,264

PAPER AND ALLIED PRODUCTS (10.78%)
Bowater, Inc., 9.375%, due 12/15/21	900,000		1,016,037
Cascades, Inc., 7.25%, due 02/15/13	1,000,000		1,050,000
Potlatch Corp., 12.50%, due 12/01/09	900,000		1,091,574
			3,157,611

	Shares Held		Value
TRANSPORTATION - BY AIR (4.65%)
Continental Airlines, Inc., 7.461%, due 04/01/15	1,261,847		1,163,738
Northwest Airlines, 7.575%, due 03/01/19	200,676		200,184
			1,363,922
WATER TRANSPORTATION (7.56%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000		1,223,750
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	1,000,000	(2)	992,100
			2,215,850
Total Corporate Bonds (Cost $21,257,060)			22,417,550

SHORT-TERM INVESTMENTS (19.87%)
COMMERCIAL PAPER (2.30%)
NONDEPOSITORY INSTITUTIONS
General Electric Capital Corp., 1.68%, due 10/13/04	675,000		675,000
Total Commercial Paper (Cost $675,000)			675,000
UNITED STATES GOVERNMENT AGENCIES (15.43%)
Federal Home Loan Bank., due 10/06/04	900,000		899,802
Federal Home Loan Bank., due 10/08/04	250,000		249,927
Federal Home Loan Bank., due 10/13/04	550,000		549,716
Federal Home Loan Bank., due 10/27/04	850,000		848,980
Federal National Mortgage Assistance, due 10/08/04	475,000		474,857
Federal National Mortgage Assistance, due 10/21/04	500,000		499,522
Federal National Mortgage Assistance, due 10/29/04	1,000,000		998,662
Total United States Government Agencies (Cost $4,521,466)			4,521,466

	Shares Held
MONEY MARKET MUTUAL FUND (2.14%)
Blackrock Provident Institutional Funds, T-Fund Portfolio (Cost $627,596)	627,596	627,596
Total Short-Term Investments (Cost $5,824,062)		5,824,062
Total Investments (Cost $28,294,762)		29,531,026

OTHER ASSETS LESS LIABILITIES (-0.77%)
Cash, receivables, prepaid expense and other assets, less liabilities		(224,221)
Total Net Assets (100.00%)		$29,306,805

(1) Partial or no interest was received on this security on its last scheduled interest payment date.

(2) Each unit was purchased at 80.500 on 8/26/99. As of 9/30/04, the carrying value of each unit was 99.210 and represents 3.39% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$1,527,094
Unrealized Depreciation	(290,830)
Net Unrealized Appreciation (Depreciation)	1,236,264

Cost for federal income tax purposes	$28,294,762

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MANAGED PORTFOLIO

September 30, 2004

(Unaudited)

	Shares Held		Value
COMMON STOCKS (64.14%)
BUSINESS SERVICES (0.28%)
Veritas Software Corp.	10,900	(1)	$194,020

CHEMICALS AND ALLIED PRODUCTS (8.75%)
Bristol-Myers Squibb Co.	12,300		291,141
E.I. Du Pont De Nemours & Co.	16,475		705,130
GlaxoSmithKline plc	4,700		205,531
IVAX Corp.	21,375	(1)	409,331
Johnson & Johnson	12,527		705,646
KV Pharmaceutical Co.-Class A	12,600	(1)	225,540
Merck & Co., Inc.	15,158		500,214
Mylan Laboratories, Inc.	50,025		900,450
Olin Corp.	17,100		342,000
Pfizer, Inc.	47,104		1,441,383
Schering-Plough Corp.	15,700		299,242
Taro Pharmaceutical Industries, Ltd.	6,030	(1)	140,982
			6,166,590
COMMUNICATIONS (1.91%)
Centurytel, Inc.	24,040		823,130
Comcast Corp.-Class A	3,930	(1)	110,983
Nextel Communications, Inc.	17,200	(1)	410,048
			1,344,161
DEPOSITORY INSTITUTIONS (8.74%)
AmSouth Bancorporation	24,800		605,120
Associated Banc Corp.	22,833		732,254
Astoria Financial Corp.	10,100		358,449
Bank of America Corp.	22,272		965,046
Citigroup, Inc.	3,400		150,008
National City Corp.	8,695		335,801
New York Community Bancorp.	44,834		920,890
U. S. Bancorp.	43,230		1,249,347
Wachovia Corp.	8,328		391,000
Wilmington Trust Corp.	12,500		452,625
			6,160,540
ELECTRIC, GAS AND SANITARY SERVICES (4.89%)
Alliant Energy Corp.	22,115		550,221
Atmos Energy Corp.	38,252		963,568
Black Hills Corp.	9,655		268,216
Nisource, Inc.	20,300		426,503
Pepco Holdings, Inc.	40,600		807,940
Xcel Energy, Inc.	24,690		427,631
			3,444,079
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (0.72%)
Acuity Brands, Inc.	15,101		358,951
Electronic Data Systems Corp.	7,500		145,425
			504,376
FABRICATED METAL PRODUCTS (1.57%)
Cooper Industries, Ltd.	5,521		325,739
Shaw Group, Inc. (The)	21,000	(1)	252,000
Stanley Works (The)	12,500		531,625
			1,109,364

	Shares Held		Value
FOOD AND KINDRED PRODUCTS (4.36%)
ConAgra Foods, Inc.	35,879		922,449
Sara Lee Corp.	24,100		550,926
Sensient Technologies Corp.	73,945		1,600,170
			3,073,545
FOOD STORES (1.47%)
Kroger Co.	25,186	(1)	390,887
Safeway, Inc.	33,280	(1)	642,637
			1,033,524
GENERAL MERCHANDISE STORES (0.50%)
Federated Department Stores, Inc.	7,681		348,948

HEALTH SERVICES (1.45%)
Lifepoint Hospitals, Inc.	4,579	(1)	137,416
Province Healthcare Co.	13,200	(1)	276,144
Select Medical Corp.	24,600		330,378
Universal Health Services, Inc.-Class B	6,350		276,225
			1,020,163
HOLDING AND OTHER INVESTMENT OFFICES (1.82%)
Highwoods Properties, Inc.	21,500		529,115
MBIA, Inc.	7,781		452,932
Reckson Associates Realty Corp.-Class A	10,395		298,856
			1,280,903
INDUSTRIAL MACHINERY AND EQUIPMENT (1.17%)
Hewlett-Packard Co.	6,900		129,375
Ingersoll-Rand Co., Ltd.-Class A	10,222		694,789
			824,164
INSTRUMENTS AND RELATED PRODUCTS (2.70%)
Becton Dickinson & Co.	13,835		715,269
Fisher Scientific International, Inc.	3,920	(1)	228,654
Pall Corp.	25,750		630,360
Steris Corp.	14,946	(1)	327,915
			1,902,198
INSURANCE CARRIERS (2.84%)
Allstate Corp.	15,300		734,247
Anthem, Inc.	2,945	(1)	256,951
Protective Life Corp.	6,200		243,722
Safeco Corp.	11,200		511,280
WellPoint Health Networks, Inc.	2,444	(1)	256,840
			2,003,040
METAL MINING (2.65%)
Barrick Gold Corp.	41,200		866,848
Placer Dome, Inc.	50,500		1,003,940
			1,870,788
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.07%)
Emerson Electric Co.	800		49,512

OIL AND GAS EXTRACTION (2.80%)
Burlington Resources, Inc.	15,000		612,000
Occidental Petroleum Co.	16,500		922,845
Rowan Companies, Inc.	16,700	(1)	440,880
			1,975,725
PAPER AND ALLIED PRODUCTS (2.54%)
Abitibi Consolidated, Inc.	133,500		842,385
P.H. Glatfelter Co.	31,300		387,807
Sonoco Products Co.	21,200		560,528
			1,790,720

	Shares Held		Value
PETROLEUM AND COAL PRODUCTS (4.41%)
BP PLC	8,100		465,993
ConocoPhillips	21,012		1,740,844
Marathon Oil Corp.	21,800		899,904
			3,106,741
PRIMARY METAL INDUSTRIES (0.19%)
Wolverine Tube, Inc.	11,400	(1)	131,670

PRINTING AND PUBLISHING (1.75%)
Belo Corp.-Series A	29,600		667,184
R.R. Donnelley & Sons Co.	18,100		566,892
			1,234,076
RAILROAD TRANSPORTATION (0.23%)
Union Pacific Corp.	2,710		158,806

SECURITY& COMMODITY BROKERS (0.03%)
Piper Jaffray Co.	490	(1)	19,399

TOBACCO PRODUCTS (1.03%)
Altria Group, Inc.	15,400		724,416

TRANSPORTATION EQUIPMENT (4.46%)
Federal Signal Corp.	36,400		676,312
Genuine Parts Co.	14,700		564,186
Honeywell International, Inc.	27,400		982,564
ITT Industries, Inc.	5,095		407,549
SPX Corp.	14,486		512,804
			3,143,415
WHOLESALE TRADE - NONDURABLE GOODS (0.81%)
Dean Foods Co.	19,069	(1)	572,451
Total Common Stocks (Cost $36,854,515)			45,187,334

	Principal Amount
MORTGAGE-BACKED SECURITIES (6.30%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
Pool # 2796, 7.00%, due 08/01/29	$160,739	171,223
Pool # 3040, 7.00%, due 02/01/31	106,148	113,016
Pool # 3188, 6.50%, due 02/20/32	275,418	290,448
Pool # 3239, 6.50%, due 05/01/32	409,131	431,459
Pool # 3333, 5.50%, due 01/01/33	525,905	535,306
Pool # 3403, 5.50%, due 06/01/33	459,035	467,240
Pool # 3442, 5.00%, due 09/01/33	1,369,179	1,363,218
Pool # 3459, 5.50%, due 10/01/33	1,050,137	1,068,909
Total Mortgage-Backed Securities (Cost $4,334,313)		4,440,819

SHORT-TERM INVESTMENTS (27.30%)
COMMERCIAL PAPER (2.13%)
NONDEPOSITORY INSTITUTIONS (2.13%)
General Electric Capital Corp., 1.73%, due 10/27/2004	1,500,000	1,500,000
Total Commercial Paper (Cost $1,500,000)		1,500,000

	Principal Amount	Value
UNITED STATES GOVERNMENT AGENCIES (25.07%)
Federal Home Loan Bank, due 10/01/04	1,600,000	1,600,000
Federal Home Loan Bank, due 10/13/04	1,000,000	999,490
Federal Home Loan Mortgage Corp., due 10/18/04	1,300,000	1,298,980
Federal National Mortgage Assoc., due 10/04/04	2,300,000	2,299,691
Federal National Mortgage Assoc., due 10/08/04	2,375,000	2,374,283
Federal National Mortgage Assoc., due 10/12/04	800,000	799,613
Federal National Mortgage Assoc., due 10/20/04	2,200,000	2,198,231
Federal National Mortgage Assoc., due 10/21/04	1,000,000	999,044
Federal National Mortgage Assoc., due 10/22/04	2,000,000	1,998,073
Federal National Mortgage Assoc., due 11/01/04	1,000,000	998,510
Federal National Mortgage Assoc., due 11/08/04	2,100,000	2,096,163
Total United States Government Agencies (Cost $17,662,078)		17,662,078

	Shares Held
MONEY MARKET MUTUAL FUND (.10%)
Blackrock Provident Institutional Funds, T-Fund Portfolio (Cost $69,809)	69,809	69,809
Total Short-Term Investments (Cost $19,231,887)		19,231,887
Total Investments (Cost $60,420,715) (97.74%)		68,860,040

OTHER ASSETS LESS LIABILITIES (2.26%)
Cash, receivables, prepaid expense and other assets, less liabilities		1,591,224
Total Net Assets (100.00%)		$70,451,264

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$10,275,482
Unrealized Depreciation	(1,917,616)
Net Unrealized Appreciation (Depreciation)	8,357,866

Cost for federal income tax purposes	$60,502,174

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2004

(Unaudited)

	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (98.85%)
COMMERCIAL PAPER (18.49%)
NONDEPOSITORY INSTITUTIONS (13.73%)
American General Finance Corp., 1.46%, due 10/07/04	1.465%	$165,000	$165,000
American General Finance Corp., 1.62%, due 11/10/04	1.615	145,000	145,000
General Electric Capital Corp., 1.64%, due 11/17/04	1.636	255,000	255,000
International Business Machines Corp., 1.52%, due 10/18/04	1.524	300,000	300,000
			865,000
PETROLEUM AND COAL PRODUCTS (4.76%)
ChevronTexaco Corp., 1.73%, due 11/08/04	1.734	300,000	300,000
			300,000
Total Commercial Paper (Cost $1,165,000)			1,165,000

UNITED STATES GOVERNMENT AGENCIES (72.04%)
Federal Home Loan Bank, due 10/01/04	1.463	300,000	300,000
Federal Home Loan Bank, due 10/13/04	1.544	150,000	149,924
Federal Home Loan Bank, due 10/22/04	1.716	500,000	499,507
Federal Home Loan Bank, due 10/29/04	1.616	200,000	199,752
Federal Home Loan Bank, due 11/05/04	1.667	250,000	249,601
Federal Home Loan Bank, due 11/12/04	1.678	250,000	249,518
Federal Home Loan Mortgage Corp., due 10/05/04	1.435	200,000	199,969
Federal Home Loan Mortgage Corp., due 10/26/04	1.606	125,000	124,863
Federal Home Loan Mortgage Corp., due 11/22/04	1.789	200,000	199,491
Federal Home Loan Mortgage Corp., due 11/23/04	1.679	250,000	249,392
Federal Home Loan Mortgage Corp., due 11/30/04	1.760	250,000	249,279
Federal Home Loan Mortgage Corp., due 12/30/04	1.823	250,000	248,881
Federal National Mortgage Assoc., due 10/12/04	1.605	300,000	299,855
Federal National Mortgage Assoc., due 10/13/04	1.480	200,000	199,903
Federal National Mortgage Assoc., due 10/18/04	1.676	200,000	199,844
Federal National Mortgage Assoc., due 10/27/04	1.596	250,000	249,716
Federal National Mortgage Assoc., due 11/03/04	1.426	295,000	294,620
Federal National Mortgage Assoc., due 11/24/04	1.690	375,000	374,065
Total United States Government Agencies (Cost $4,538,180)			4,538,180

UNITED STATES TREASURY OBLIGATION (8.32%)
U.S. Treasury Bill, due 10/28/04	1.569	250,000	249,710
U.S. Treasury Bill, due 11/04/04	1.424	275,000	274,636
Total United States Treasury Obligations (Cost $524,346)			524,346
Total Short-Term Investments (Cost $6,227,526)			6,227,526

OTHER ASSETS LESS LIABILITIES (1.15%)
Cash, receivables, prepaid expense and other assets, less liabilities			72,184
Total Net Assets (100.00%)			$6,299,710

EQUITRUST VARIABLE INSURANCE SERIES FUND

SCHEDULE OF INVESTMENTS

BLUE CHIP PORTFOLIO

September 30, 2004

(Unaudited)

	Shares Held		Value
COMMON STOCKS (90.14%)
BUSINESS SERVICES (3.74%)
Microsoft Corp.	84,480		$2,335,872
Oracle Corp.	58,314	(1)	657,782
			2,993,654
CHEMICALS AND ALLIED PRODUCTS (15.27%)
Abbott Laboratories	25,260		1,070,014
Amgen, Inc.	18,200	(1)	1,031,576
Bristol-Myers Squibb Co.	36,063		853,611
Dow Chemical Co.	10,720		484,330
E.I. du Pont de Nemours & Co.	16,081		688,267
Johnson & Johnson	43,580		2,454,861
Eli Lilly & Co.	18,022		1,082,221
Merck & Co., Inc.	28,928		954,624
Pfizer, Inc.	45,282		1,385,629
Procter & Gamble Co.	41,042		2,221,193
			12,226,326
COMMUNICATIONS (4.82%)
Comcast Corp.-Class A	22,486	(1)	635,005
SBC Communications, Inc.	35,565		922,912
Verizon Communications	37,307		1,469,150
Viacom, Inc.-Class B	24,668		827,858
			3,854,925
DEPOSITORY INSTITUTIONS (10.60%)
Bank of America	46,596		2,019,005
Citigroup, Inc.	49,326		2,176,263
J. P. Morgan Chase & Co.	47,270		1,878,037
Wachovia Corp.	25,980		1,219,761
Wells Fargo Co.	19,900		1,186,637
			8,479,703
EATING AND DRINKING PLACES (1.81%)
McDonald’s Corp.	51,752		1,450,608

ELECTRIC, GAS AND SANITARY SERVICES (2.88%)
Dominion Resources, Inc.	11,600		756,900
Exelon Corp.	24,600		902,574
Southern Co.	21,650		649,067
			2,308,541
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.61%)
Applied Materials, Inc.	24,000	(1)	395,760
General Electric Co.	73,576		2,470,682
Intel Corp.	58,206		1,167,612
Motorola, Inc.	37,949		684,600
Texas Instruments, Inc.	27,001		574,581
			5,293,235
FOOD AND KINDRED PRODUCTS (2.98%)
Anheuser Busch Companies, Inc.	11,432		571,028
Coca-Cola Co. (The)	26,389		1,056,879
PepsiCo, Inc.	15,518		754,951
			2,382,858
FORESTRY (0.53%)
Weyerhaeuser Co.	6,400		425,472

	Shares Held		Value
GENERAL MERCHANDISE STORES (2.83%)
Wal-Mart Stores, Inc.	42,623		2,267,544

INDUSTRIAL MACHINERY AND EQUIPMENT (9.12%)
3M Co.	17,808		1,424,106
Caterpillar, Inc.	14,307		1,150,998
Cisco Systems, Inc.	62,268	(1)	1,127,051
Dell, Inc.	31,210	(1)	1,111,076
EMC Corp.	38,068	(1)	439,305
Hewlett-Packard Co.	41,279		773,981
International Business Machines Corp.	14,821		1,270,752
			7,297,269
INSURANCE CARRIERS (3.23%)
American International Group, Inc.	37,964		2,581,172

LUMBER AND WOOD PRODUCTS (1.27%)
Home Depot, Inc.	25,913		1,015,790

MOTION PICTURES (2.06%)
Disney (Walt) Co.	36,832		830,562
Time Warner, Inc.	50,502	(1)	815,102
			1,645,664
NONDEPOSITORY INSTITUTIONS (1.14%)
Federal National Mortgage Assoc.	14,400		912,960

PETROLEUM AND COAL PRODUCTS (6.85%)
ChevronTexaco Corp.	39,400		2,113,416
Exxon Mobil Corp.	69,771		3,372,032
			5,485,448
PRIMARY METAL INDUSTRIES (1.30%)
Alcoa, Inc.	30,898		1,037,864

SECURITY AND COMMODITY BROKERS (3.39%)
American Express Co.	52,797		2,716,934

TOBACCO PRODUCTS (2.29%)
Altria Group, Inc.	38,965		1,832,914

TRANSPORTATION EQUIPMENT (7.42%)
Boeing Co. (The)	32,082		1,656,073
General Motors Corp.	16,700		709,416
Honeywell International, Inc.	38,024		1,363,541
United Technologies Corp.	23,701		2,213,199
			5,942,229
Total Common Stocks (Cost $62,320,207)			72,151,110

	Principal Amount

SHORT-TERM INVESTMENTS (9.71%)
UNITED STATES GOVERNMENT AGENCIES (9.05%)
Federal Home Loan Bank, due 10/8/04	$950,000	949,714
Federal Home Loan Bank, due 10/13/04	4,200,000	4,197,660
Federal Home Loan Bank, due 10/27/04	2,100,000	2,097,406
Total United States Government Agencies (Cost $7,244,780)		7,244,780

	Shares Held

MONEY MARKET MUTUAL FUND (0.66%)
Blackrock Provident Institutional Funds, T-Fund Portfolio (Cost $527,344)	527,344	527,344
Total Short-Term Investments (Cost $7,772,124)		7,772,124
Total Investments (Cost $70,092,331) (99.85%)		79,923,234

Value
OTHER ASSETS LESS LIABILITIES (0.15%)
Cash, receivables, prepaid expense and other assets, less liabilities	122,104
Total Net Assets (100.00%)	$80,045,338

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$18,852,360
Unrealized Depreciation	(9,021,457)
Net unrealized Appreciation (Depreciation)	9,830,903

Cost for federal income tax purposes	$70,092,331

Item 2.                     Controls and Procedures

(a)               The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)              There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                     Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EquiTrust Variable Insurance Series Fund

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	11/24/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis M. Marker
Dennis M. Marker
Chief Executive Officer

Date:	11/24/2004

By:	/s/ James W. Noyce
James W. Noyce
Chief Financial Officer

Date:	11/24/2004